Share capital (Tables)	12 Months Ended
Dec. 31, 2017
Stockholders' Equity Note [Abstract]
Schedule of Stockholders' Equity Note, Warrants or Rights [Table Text Block]
At December 31, 2017, the following share purchase warrants were outstanding:

Number of share purchase warrants (000’s)	Pre-Arrangement exercise price per share C$	Post-Arrangement adjusted exercise price per share C$	Expiry date
8,655	0.65	0.55	January 10, 2022
610	0.65	0.55	January 12, 2022

Fair Value, Assets and Liabilities Measured on Nonrecurring Basis, Valuation Techniques [Table Text Block]
The revaluation used the following weighted average assumptions using the Black Scholes option pricing model:

	Pre-Arrangement	Post-Arrangement
Share price	C$0.43	C$0.55
Risk-free interest rate	1.01%	1.01%
Dividend rate	0.00%	0.00%
Expected life	5 years	5 years
Annualized volatility	70%	72%